Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 4,225	$ 3,010	$ 2,287
Restricted cash		316	300
Accounts receivable, net	2,639	2,225	1,351
Inventory, net	7,393	7,670	8,566
Prepaid expenses	615	305	640
Total current assets	14,872	13,526	13,144
Property and equipment, net	1,969	2,130	1,972
Intangible assets	679	669	696
Right-of-use assets, operating leases	3,731	3,972	4,451
Right-of-use assets, finance leases	689	752	881
Other long-term assets	141	142	141
Total assets	22,081	21,191	21,285
Current liabilities:
Accounts payable	7,083	7,890	5,245
Customer deposits	1,421	3,084	1,103
Notes payable, current portion	318	273	302
Accrued and other current liabilities	4,048	3,619	2,352
Lease liability, operating leases	582	521	386
Lease liability, finance leases	169	175	154
Total current liabilities	13,621	15,562	9,542
Non-current liabilities:
Notes payable, net of current portion	503	457	427
Convertible debt	362	339
Convertible debentures payable (at fair value)	52,388	43,746	38,176
Common stock purchase warrants liability	24,521	21,936	20,013
Lease liability, operating leases net of current portion	3,737	4,049	4,597
Lease liability, finance leases net of current portion	367	446	628
Other liabilities	3,655	3,657	3,640
Total liabilities	99,154	90,192	77,023
Commitments and contingencies (Note 13)
Stockholders’ deficit:
Common stock, $0.001 par value, 40 million shares authorized; 13,253,701 and 13,168,701 shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively.	13	13	13
Additional paid-in capital	23,543	22,513	20,654
Accumulated losses	(100,629)	(91,527)	(76,405)
Total stockholders’ deficit	(77,073)	(69,001)	(55,738)
Total liabilities and stockholders’ deficit	$ 22,081	$ 21,191	$ 21,285